UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006


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ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS

July 31, 2006 (Unaudited)

---------------------------------------------------

 JAPAN SMALLER                           Value
 COMPANIES FUND             Shares       (000)
---------------------------------------------------

COMMON STOCK (82.3%)

COMMERCIAL SERVICES (0.1%)
  CONSULTING SERVICES (0.1%)
  ASK Planning Center           2,000  $         13
                                       ------------
COMPUTERS (1.3%)
  COMPUTERS-PERIPHERAL EQUIPMENT (1.3%)
  Roland DG                     8,100           220
                                       ------------
ENGINEERING & CONSTRUCTION (2.4%)
  BUILDING & CONSTRUCTION - MISCELLANEOUS (2.4%)
  Shinnihon                    80,500           397
                                       ------------
MISCELLANEOUS MANUFACTURING (3.2%)
  Japan Cash Machine           32,200           527
                                       ------------
REAL ESTATE (28.2%)
  REAL ESTATE MANAGEMENT/SERVICES (20.3%)
  Arnest One                   31,200           893
  Azel*                       388,000           789
  Fuso Lexel                   23,500           209
  Ryowa Life Create            71,200           358
  Yasuragi                     37,500           595
  Zephyr                          234           523
                                       ------------
                                              3,367
                                       ------------
  REAL ESTATE OPERATIONS/DEVELOPMENT (7.9%)
  Joint                        11,000           299
  Suncity                         612           433
  Touei Housing                30,600           585
                                       ------------
                                              1,317
                                       ------------
                                              4,684
                                       ------------
REITS (23.1%)
  REITS-APARTMENTS (21.6%)
  Crescendo Investment            101           378
  FC Residential
  Investment                       81           304
  Nippon Accommodations
     Fund                         530         2,682
  TGR Investment                   75           222
                                       ------------
                                              3,586
                                       ------------
  REITS-DIVERSIFIED (1.5%)
  Advance Residence
     Investment                    45           164
  Joint Reit Investment            20            94
                                       ------------
                                                258
                                       ------------
                                              3,844
                                       ------------
RETAIL (24.0%)
  RETAIL-APPAREL/SHOE (9.8%)
  Nishimatsuya Chain           27,400           522
  Pal                           8,950           473
  Right On                     14,000           396
  United Arrows                13,900           244
                                       ------------
                                              1,635
                                       ------------


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                                         Value
                            Shares       (000)
---------------------------------------------------
  RETAIL-BUILDING PRODUCTS (2.7%)
  Arc Land Sakamoto            29,500  $        454
                                       ------------
  RETAIL-CONSUMER ELECTRONICS (3.4%)
  Gigas K's Denki              24,904           556
                                       ------------
  RETAIL-DRUG STORE (3.3%)
  Tsuruha Holdings              9,500           363
  Welcia Kanto                  9,400           192
                                       ------------
                                                555
                                       ------------
  RETAIL-RESTAURANTS (3.4%)
  Colowide                     16,300           112
  Joyfull                      47,700           455
                                       ------------
                                                567
                                       ------------
  RETAIL-VIDEO RENTAL (1.4%)
  Geo                             148           234
                                       ------------
                                              4,001
                                       ------------
TOTAL COMMON STOCK
  (Cost $16,508)                             13,686
                                       ------------

CASH AND EQUIVALENTS (45.1%)
  Union Bank of California
     Money Market Fund,
     4.375% **              7,499,628         7,500
                                       ------------
TOTAL CASH AND EQUIVALENTS
  (Cost $7,500)                               7,500
                                       ------------

TOTAL INVESTMENTS (127.4%)
  (Cost $24,008)+                      $     21,186
                                       ============

Percentages are based on Net Assets of $16,627 (000).


* Non-income producing security.


** Rate shown is the 7-day effective yield as of July 31, 2006.

REIT -- Real Estate Investment Trust.


+ At July 31, 2006, the tax basis cost of the Fund's investments was $24,008 (000), and the unrealized appreciation and depreciation were $366
(000) and $(3,188) (000), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.








                                    PAM-QH-001-0500

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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process. This weakness has since been corrected.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund

By (Signature and Title)*              /s/ James F. Volk
                                       -----------------------------------
                                       James F. Volk
                                       President

Date: October 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ James F. Volk
                                       -----------------------------------
                                       James F. Volk
                                       President

Date: October 2, 2006


By (Signature and Title)*              /s/ Michael Lawson
                                       -----------------------------------
                                       Michael Lawson
                                       Controller & CFO

Date: October 2, 2006

* Print the name and title of each signing officer under his or her signature.